Quarterly Holdings Report
for
Fidelity® Enhanced Large Cap Core ETF
September 30, 2024
LGE-NPRT1-1124
1.9910055.101
Common Stocks - 99.6%
	Shares	Value ($)
ISRAEL - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Wix.com Ltd (b)	492	82,247
UNITED STATES - 99.6%
Communication Services - 10.9%
Diversified Telecommunication Services - 1.4%
AT&T Inc	1,310,184	28,824,048
Verizon Communications Inc	493,708	22,172,426
		50,996,474
Entertainment - 1.4%
Netflix Inc (b)	42,629	30,235,471
Playtika Holding Corp	214,543	1,699,181
Walt Disney Co/The	211,928	20,385,354
		52,320,006
Interactive Media & Services - 6.9%
Alphabet Inc Class A	434,493	72,060,664
Alphabet Inc Class C	399,803	66,843,064
Meta Platforms Inc Class A	193,572	110,808,356
		249,712,084
Media - 0.9%
Comcast Corp Class A	739,585	30,892,465
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	44,837	9,252,563
TOTAL COMMUNICATION SERVICES		393,173,592

Consumer Discretionary - 9.9%
Automobiles - 1.0%
Ford Motor Co	364,300	3,847,008
Tesla Inc (b)	126,585	33,118,434
		36,965,442
Broadline Retail - 3.4%
Amazon.com Inc (b)	663,861	123,697,220
Diversified Consumer Services - 0.0%
H&R Block Inc	17,193	1,092,615
Hotels, Restaurants & Leisure - 1.4%
Booking Holdings Inc	1,029	4,334,271
Chipotle Mexican Grill Inc (b)	171,326	9,871,804
DoorDash Inc Class A (b)	38,617	5,511,804
Hilton Worldwide Holdings Inc	2,917	672,369
International Game Technology PLC	828,526	17,647,604
Light & Wonder Inc Class A (b)	44,690	4,054,724
McDonald's Corp	6	1,827
MGM Resorts International (b)	245,049	9,578,965
Wendy's Co/The	48	841
		51,674,209
Household Durables - 0.3%
DR Horton Inc	15,700	2,995,089
Garmin Ltd	40,656	7,156,676
Leggett & Platt Inc	126,743	1,726,239
		11,878,004
Specialty Retail - 3.8%
Abercrombie & Fitch Co Class A (b)	117,040	16,373,896
Bath & Body Works Inc	203,247	6,487,644
Burlington Stores Inc (b)	3	790
Carvana Co Class A (b)	112,270	19,547,330
Gap Inc/The	445,397	9,821,004
Home Depot Inc/The	120,406	48,788,512
Ross Stores Inc	83,571	12,578,271
TJX Cos Inc/The	179,809	21,134,750
		134,732,197
Textiles, Apparel & Luxury Goods - 0.0%
Crocs Inc (b)	10	1,448
NIKE Inc Class B	14	1,238
Tapestry Inc	19	892
		3,578
TOTAL CONSUMER DISCRETIONARY		360,043,265

Consumer Staples - 4.8%
Beverages - 0.4%
Boston Beer Co Inc/The Class A (b)	13,197	3,815,781
Coca-Cola Co/The	107,154	7,700,086
PepsiCo Inc	12,718	2,162,696
		13,678,563
Consumer Staples Distribution & Retail - 2.0%
Costco Wholesale Corp	34,372	30,471,466
Kroger Co/The	18,161	1,040,625
Maplebear Inc	16	652
Target Corp	12	1,870
Walmart Inc	504,075	40,704,057
		72,218,670
Food Products - 0.1%
General Mills Inc	54,362	4,014,634
Mondelez International Inc	11,790	868,569
		4,883,203
Household Products - 1.4%
Clorox Co/The	8,863	1,443,870
Colgate-Palmolive Co	224,413	23,296,314
Procter & Gamble Co/The	157,783	27,328,016
		52,068,200
Tobacco - 0.9%
Philip Morris International Inc	262,586	31,877,940
TOTAL CONSUMER STAPLES		174,726,576

Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
California Resources Corp	33,021	1,732,612
Chevron Corp	4,782	704,245
Devon Energy Corp	366,728	14,346,399
EOG Resources Inc	56,518	6,947,758
Exxon Mobil Corp	357,994	41,964,057
Occidental Petroleum Corp	4,353	224,354
Occidental Petroleum Corp warrants 8/3/2027 (b)	4,716	140,159
Targa Resources Corp	41,976	6,212,868
		72,272,452
Financials - 13.5%
Banks - 2.8%
Bank of America Corp	954,284	37,865,989
Citigroup Inc	9,405	588,753
JPMorgan Chase & Co	301,025	63,474,132
		101,928,874
Capital Markets - 2.8%
Ameriprise Financial Inc	15	7,047
Bank of New York Mellon Corp/The	51,754	3,719,042
BlackRock Inc	11,268	10,699,079
Charles Schwab Corp/The	327,538	21,227,738
CME Group Inc Class A	82,372	18,175,382
LPL Financial Holdings Inc	36,722	8,542,639
Morgan Stanley	28,236	2,943,321
MSCI Inc	6,395	3,727,837
S&P Global Inc	57,943	29,934,513
SEI Investments Co	60,049	4,154,790
		103,131,388
Consumer Finance - 0.3%
American Express Co	40,631	11,019,127
Capital One Financial Corp	3,441	515,220
		11,534,347
Financial Services - 5.3%
Berkshire Hathaway Inc Class B (b)	175,607	80,824,879
Block Inc Class A (b)	279,440	18,758,807
Enact Holdings Inc	22,336	811,467
Global Payments Inc	5,305	543,338
Mastercard Inc Class A	95,029	46,925,320
PayPal Holdings Inc (b)	328,770	25,653,923
Visa Inc Class A	55,435	15,241,853
		188,759,587
Insurance - 2.3%
Allstate Corp/The	17,456	3,310,530
American Financial Group Inc/OH	10,202	1,373,189
Aon PLC	46,114	15,954,983
Assurant Inc	12,482	2,482,171
Brown & Brown Inc	8,379	868,064
Cincinnati Financial Corp	2,651	360,854
Globe Life Inc	49,472	5,239,580
Hartford Financial Services Group Inc/The	37,997	4,468,827
Marsh & McLennan Cos Inc	48,001	10,708,543
Progressive Corp/The	107,898	27,380,197
Prudential Financial Inc	8,785	1,063,864
Selective Insurance Group Inc	8	746
Unum Group	91,962	5,466,221
Willis Towers Watson PLC	9,913	2,919,676
		81,597,445
TOTAL FINANCIALS		486,951,641

Health Care - 13.1%
Biotechnology - 3.0%
Abbvie Inc	176,298	34,815,329
Amgen Inc	44,188	14,237,815
Biogen Inc (b)	23,146	4,486,621
Exelixis Inc (b)	541,762	14,058,724
Gilead Sciences Inc	324,232	27,183,611
Incyte Corp (b)	56,000	3,701,600
Neurocrine Biosciences Inc (b)	51,231	5,902,836
United Therapeutics Corp (b)	11,848	4,245,731
		108,632,267
Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	278,800	31,785,988
Becton Dickinson & Co	93,424	22,524,526
Edwards Lifesciences Corp (b)	64,580	4,261,634
GE HealthCare Technologies Inc	56,342	5,287,697
Hologic Inc (b)	36	2,933
IDEXX Laboratories Inc (b)	4	2,021
Solventum Corp	52,379	3,651,864
Stryker Corp	2,398	866,301
		68,382,964
Health Care Providers & Services - 2.5%
Cardinal Health Inc	95,814	10,589,363
Centene Corp (b)	75,784	5,705,019
Cigna Group/The	51,347	17,788,655
CVS Health Corp	163,391	10,274,026
Elevance Health Inc	29,966	15,582,320
UnitedHealth Group Inc	54,176	31,675,624
		91,615,007
Health Care Technology - 0.4%
Veeva Systems Inc Class A (b)	69,179	14,518,596
Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc	38,312	5,688,565
Medpace Holdings Inc (b)	28,017	9,352,075
Thermo Fisher Scientific Inc	45,840	28,355,249
		43,395,889
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co	488,792	25,290,098
Eli Lilly & Co	38,889	34,453,321
Johnson & Johnson	177,329	28,737,938
Merck & Co Inc	300,959	34,176,904
Pfizer Inc	870,033	25,178,755
		147,837,016
TOTAL HEALTH CARE		474,381,739

Industrials - 10.2%
Aerospace & Defense - 3.2%
BWX Technologies Inc	4,589	498,823
GE Aerospace	71,472	13,478,190
Howmet Aerospace Inc	34,026	3,411,107
L3Harris Technologies Inc	10,136	2,411,050
Lockheed Martin Corp	48,744	28,493,793
Northrop Grumman Corp	34,182	18,050,489
RTX Corp	246,698	29,889,930
Textron Inc	211,259	18,713,322
		114,946,704
Building Products - 0.5%
A O Smith Corp	33	2,964
Allegion plc	36	5,247
Carlisle Cos Inc	1,593	716,452
Owens Corning	48	8,473
Trane Technologies PLC	47,592	18,500,438
		19,233,574
Commercial Services & Supplies - 1.1%
Cintas Corp	118,050	24,304,135
Republic Services Inc	15,285	3,069,839
Waste Management Inc	56,452	11,719,435
		39,093,409
Electrical Equipment - 0.3%
Eaton Corp PLC	32,278	10,698,220
Ground Transportation - 1.9%
CSX Corp	619,885	21,404,629
Lyft Inc Class A (b)	346,143	4,413,323
Norfolk Southern Corp	6	1,491
Uber Technologies Inc (b)	191,849	14,419,371
Union Pacific Corp	120,024	29,583,516
		69,822,330
Industrial Conglomerates - 0.1%
3M Co	36,264	4,957,289
Machinery - 1.4%
Caterpillar Inc	85,908	33,600,337
Deere & Co	5	2,086
PACCAR Inc	171,376	16,911,384
		50,513,807
Passenger Airlines - 0.2%
SkyWest Inc (b)	65,131	5,537,438
United Airlines Holdings Inc (b)	49	2,796
		5,540,234
Professional Services - 1.5%
Automatic Data Processing Inc	37,586	10,401,174
CACI International Inc (b)	30,451	15,364,357
Leidos Holdings Inc	56,119	9,147,396
SS&C Technologies Holdings Inc	258,419	19,177,274
		54,090,201
Trading Companies & Distributors - 0.0%
WW Grainger Inc	2	2,077
TOTAL INDUSTRIALS		368,897,845

Information Technology - 31.7%
Communications Equipment - 1.3%
Arista Networks Inc (b)	29,547	11,340,730
Cisco Systems Inc	428,629	22,811,635
Motorola Solutions Inc	27,057	12,165,639
		46,318,004
IT Services - 0.2%
Squarespace Inc Class A (b)	20	929
Twilio Inc Class A (b)	116,701	7,611,239
		7,612,168
Semiconductors & Semiconductor Equipment - 11.5%
Advanced Micro Devices Inc (b)	2,163	354,905
Applied Materials Inc	148,796	30,064,232
Broadcom Inc	400,279	69,048,128
Cirrus Logic Inc (b)	43,503	5,403,508
Intel Corp	624,930	14,660,858
KLA Corp	14,198	10,995,073
Lam Research Corp	7,792	6,358,895
Monolithic Power Systems Inc	3,653	3,377,199
NVIDIA Corp	1,982,219	240,720,676
Qorvo Inc (b)	24,983	2,580,744
QUALCOMM Inc	189,144	32,163,937
Skyworks Solutions Inc	12,711	1,255,465
		416,983,620
Software - 11.0%
Adobe Inc (b)	66,236	34,295,676
Alarm.com Holdings Inc (b)	98,420	5,380,621
Cadence Design Systems Inc (b)	8	2,168
Clear Secure Inc Class A (c)	72,235	2,393,868
DocuSign Inc (b)	290,165	18,016,345
Dropbox Inc Class A (b)	786,498	20,000,644
Gen Digital Inc	75	2,057
Microsoft Corp	508,582	218,842,835
Oracle Corp	8,441	1,438,346
Pegasystems Inc	109,818	8,026,598
Salesforce Inc	142,456	38,991,632
Servicenow Inc (b)	12,200	10,911,558
Teradata Corp (b)	471,274	14,298,453
Workday Inc Class A (b)	23,001	5,621,674
Zoom Video Communications Inc Class A (b)	273,636	19,083,375
		397,305,850
Technology Hardware, Storage & Peripherals - 7.7%
Apple Inc	1,189,779	277,218,507
NetApp Inc	877	108,318
		277,326,825
TOTAL INFORMATION TECHNOLOGY		1,145,546,467

Materials - 2.1%
Chemicals - 1.2%
Ecolab Inc	90,735	23,167,368
PPG Industries Inc	88,088	11,668,136
Sherwin-Williams Co/The	25,008	9,544,803
		44,380,307
Construction Materials - 0.5%
CRH PLC	200,317	18,577,399
Metals & Mining - 0.4%
Nucor Corp	83,839	12,604,355
Steel Dynamics Inc	10,100	1,273,408
		13,877,763
TOTAL MATERIALS		76,835,469

Real Estate - 0.5%
Retail REITs - 0.0%
Federal Realty Investment Trust	18	2,069
Specialized REITs - 0.5%
American Tower Corp	64,715	15,050,121
Public Storage Operating Co	10,741	3,908,328
		18,958,449
TOTAL REAL ESTATE		18,960,518

Utilities - 0.9%
Electric Utilities - 0.8%
Constellation Energy Corp	2,023	526,020
Evergy Inc	38,628	2,395,322
NextEra Energy Inc	231,518	19,570,218
NRG Energy Inc	2,197	200,147
Otter Tail Corp (c)	18,928	1,479,412
Xcel Energy Inc	85,228	5,565,388
		29,736,507
Gas Utilities - 0.0%
UGI Corp	12	300
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	3,523	70,671
Vistra Corp	31,174	3,695,366
		3,766,037
Multi-Utilities - 0.0%
Black Hills Corp	32	1,956
TOTAL UTILITIES		33,504,800

TOTAL UNITED STATES		3,605,294,364
TOTAL COMMON STOCKS (Cost $2,818,528,166)		3,605,376,611

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/24/2024	5.24	470,000	468,582
US Treasury Bills 0% 12/5/2024 (e)	5.01	1,410,000	1,398,488
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,865,853)			1,867,070

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.89	11,859,529	11,861,901
Fidelity Securities Lending Cash Central Fund (f)(g)	4.89	2,348,690	2,348,925
TOTAL MONEY MARKET FUNDS (Cost $14,210,826)			14,210,826

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,834,604,845)	3,621,454,507
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,570,667)
NET ASSETS - 100.0%	3,619,883,840

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini S&P 500 Index Contracts (United States)	38	Dec 2024	11,047,075	185,677	185,677

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $570,305.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	23,491,496	214,798,482	226,428,077	265,292	-	-	11,861,901	0.0%
Fidelity Securities Lending Cash Central Fund	562,500	21,316,013	19,529,588	481	-	-	2,348,925	0.0%
Total	24,053,996	236,114,495	245,957,665	265,773	-	-	14,210,826

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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